Subordinated Liabilities - Summary of Subordinated Liabilities - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subordinated liabilities [line items]
Subordinated liabilities	£ 3,793	£ 4,303
Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Subordinated liabilities	£ 1,116	1,222
4.75% Subordinated Notes 2025 [member] | Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Borrowings maturity	2025
Subordinated liabilities	£ 745	816
5.625% Subordinated Notes 2045 [member] | Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Borrowings maturity	2045
Subordinated liabilities	£ 371	£ 406